UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513

13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony B. Bosco
Title:  Managing Member
Phone:  (919) 678-9006

Signature, Place and Date of Signing:

/s/ Anthony B. Bosco           Cary, North Carolina            February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $487,100
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name
--------------------                      ----
28-10862                                  Akela Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2004
                                                                    Value               SH OR    SH/  PUT/   INVEST  OTHER
Security                           Type of Class       Cusip        (x1000)  Quantity   PRN AMT  PRN  CALL   DSCRTN  MNGRS   SOLE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC        Note 3.500% 4/1     00763MAG3     2,718    2,500,000
AMERISOURCE HEALTH CORP            Note 5.000% 12/0    03071PAD4    16,622   15,000,000
CAPITAL AUTOMOTIVE REIT            Note 6.000% 5/1     139733AB5    12,708   11,000,000
Comcast Holdings Corp              Zones CV 2% PCS     200300507     8,800      200,000
Conseco Inc.                       PFD B CV 5.50%      208464867    15,900      600,000
CONTINENTAL AIRINES INC            NOTE 5.000% 6/1     210795PJ3     3,359    3,500,000
EL PASO CORP                       DBCV 2/2            28336LAC3    10,552   20,000,000
FISHER SCIENTIFIC INTL INC         NOTE 2.500% 10/0    338032AW5    14,895   10,000,000
Ford Mtr Co Cap Tr II              PFD TR CV 6.5 8/0   345395206    15,877      300,000
GENCORP INC                        NOTE 4.000% 1/1     368682AJ9    13,269   10,000,000
General Motors Corp                DEB SR CV C 33      370442717    39,713    1,500,000
GREY GLOBAL GROUP INC              SDCV 5.000% 10/1    39787MAB4    12,377    9,500,000
HALLIBURTON CO                     NOTE 3.125% 7/1     406216AM3     8,619    7,000,000
INVITROGEN CORP                    NOTE 1.500% 2/1     46185RAK6     9,381   10,000,000
KULICKE & SOFFA INDS INC           NOTE 0.500% 11/3    501242AL5    11,740   14,500,000
LIBERTY MEDIA CORP                 DEB 3.750% 2/1      530715AL5    13,770   20,400,000
LIBERTY MEDIA CORP NEW             DEB 0.750% 3/3      530718AF2    12,047   10,000,000
LUCENT TECHNOLOGIES INC            DBCV 2.750% 6/1     549463AH0    29,111   20,000,000
MEDTRONIC INC                      DBCV 1.250% 9/1     585055AB2    13,156   13,000,000
MESA AIR GROUP INC                 NOTE 2.482% 6/1     590479AB7     7,993   20,028,000
MESA AIR GROUP INC                 NOTE 2.115% 2/1     590479AD3     3,189    7,000,000
NCOG GROUP INC                     NOTE 4.750% 4/1     628858AB8     7,147    7,000,000
NORTEL NETWORKS CORP NEW           NOTE 4.25% 9/0      656568AB8     9,727   10,000,000
PRG-SCHULTZ INT'L                  NOTE 4.750% 11/2    69357CAA5     6,637    7,000,000
PROVIDIAN FINL CORP                NOTE 2/1            74406AAB8     4,555    8,750,000
PROVIDIAN FINL CORP                NOTE 2.750% 3/1     74406AAD4    19,189   16,000,000
QUA NTA SVCS INC                   SDCV 4.500% 10/1    74762EAC6     4,395    4,000,000
SLM CORP                           DBCV 7/2            78442PAC0    15,557   15,000,000
SELECTIVE INS GROUP INC            NOTE 1.616% 9/2     816300AB3     3,033    5,000,000
SEPRACOR INC                       SDCV 5.000% 2/1     817315AL8    10,191    9,750,000
SILICON UY BANC SHARES             NOTE 6/1            827064AC0     8,922    6,500,000
Simon Property Group, Inc.         PFD CONVI 6%        828806802    24,271      410,000
STARWOOD HOTELS & RESORTS          NOTE 5/2            85590AAJ3    12,408   10,000,000
TYCO INTL GROUP SA                 DBCV 2.750% 1/1     902118BF4    79,479   50,000,000
XM Satellite Radio Hold            CL A                983759101     5,793      154,000

                                                                   487,100


03603.0001 #547858